MONEY MARKET PORTFOLIOS—SHARES

PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

MONEY MARKET PORTFOLIOS—SHARES

SUPPLEMENT DATED APRIL 28, 2010 TO

PROSPECTUS DATED APRIL 1, 2010

Each “Tax Information” section that appears on pages 17 and 20 is deleted and replaced with the following:

TAX INFORMATION

The Portfolio’s distributions may be taxable as ordinary income or capital gains. However, the Portfolio anticipates that substantially all of its income dividends will be “exempt-interest dividends” that are generally exempt from regular federal income taxes. In certain instances, dividends paid by the Portfolio, while exempt from regular federal income tax, may be subject to the federal AMT. State and local income taxes may apply to all or a portion of exempt-interest dividends paid by the Portfolio. Tax-exempt institutions, IRAs and other tax advantaged retirement accounts will not gain an additional benefit through investment in the Portfolio because such investors are already tax-exempt.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-637-1380 northernfunds.com/institutional	.	NIF SPT MM 4/10

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS—SERVICE & PREMIER SHARES

PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

MONEY MARKET PORTFOLIOS—SERVICE & PREMIER SHARES

SUPPLEMENT DATED APRIL 28, 2010 TO

PROSPECTUS DATED APRIL 1, 2010

Each “Tax Information” section that appears on pages 17 and 20 is deleted and replaced with the following:

TAX INFORMATION

The Portfolio’s distributions may be taxable as ordinary income or capital gains. However, the Portfolio anticipates that substantially all of its income dividends will be “exempt-interest dividends” that are generally exempt from regular federal income taxes. In certain instances, dividends paid by the Portfolio, while exempt from regular federal income tax, may be subject to the federal AMT. State and local income taxes may apply to all or a portion of exempt-interest dividends paid by the Portfolio. Tax-exempt institutions, IRAs and other tax advantaged retirement accounts will not gain an additional benefit through investment in the Portfolio because such investors are already tax-exempt.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-637-1380 northernfunds.com/institutional	NIF SPT MSPS 4/10

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS